Description of business (Details Textual) - USD ($) $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2015	Aug. 12, 2014	Apr. 28, 2014	Jun. 30, 2016	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Limited Partners Capital Account, Units Issued		11,040,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Co-venturer [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued		13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued		2,116,060
Percentage of Partnership Interest					58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				49.00%
PT Hoegh LNG Lampung [Member] | Variable Interest [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 194.2
Hoegh LNG FRSU III Ltd [Member] | Hoegh Gallant [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units		1,440,000
Limited Partners Capital Account, Units Issued		11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 203.5
Percentage of Partnership Interest		42.00%
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%		100.00%